Financial Instruments - Fair Values and Risk Management - Summary of Sensitivity to Reasonably Possible Change in Foreign Exchange Rates and Impact on Profit Before Tax (Detail) - Market risk [member] - EUR (€)
€ in Thousands
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Increase in basis points [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in foreign exchange rates	5.00%	5.00%	5.00%
Effect on profit before tax	€ 3,155	€ 2,776	€ 3,023
Decrease in basis points [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in foreign exchange rates	(5.00%)	(5.00%)	(5.00%)
Effect on profit before tax	€ (3,486)	€ (3,183)	€ (3,449)